INVESTMENT IN UNCONSOLIDATED ENTITY - Additional Information (Details)		1 Months Ended	12 Months Ended
	Aug. 21, 2018 shares	Aug. 21, 2018 CNY (¥) shares	Jun. 30, 2020 USD ($) item	Jun. 30, 2020 CNY (¥) item	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2020 CNY (¥)
Payments to Acquire Businesses and Interest in Affiliates					¥ 4,205,080	¥ 4,037,736
Impairment loss of investment in unconsolidated entity						4,037,736
Cost Method Investment Ownership Percentage	43.00%	43.00%	43.00%				43.00%
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures | shares	487,057	487,057
Payments to Acquire Equity Method Investments				¥ 8,000,000
Income (Loss) from Equity Method Investments			$ 65,473	462,879	(959,905)	¥ 0
Investment Payable			905,268		¥ 6,400,000		¥ 6,400,000
Future Gas Station (Beijing) Technology, Ltd [Member]
Payments to Acquire Businesses and Interest in Affiliates			$ 5,032,666	¥ 35,579,586
Payments to Acquire Additional Interest in Subsidiaries		¥ 10,000,000
Equity Method Investment, Additional Information			As consideration for increasing its affiliates' interest in FGS from 8% to 43%, the Company will (1) pay a total of RMB 10 million in cash to FGS and (2) issue 487,057 restricted ordinary shares of the Company (the "Restricted Shares") to the other shareholders of FGS within 30 days after FGS finalizes recording the Company's corresponding interest at the local governmental agency. If FGS does not reach certain performance goals, the Company has the right to cancel all of the Restricted Shares and without further payment. The Restricted Shares are also subject to lock-up period requirements that vary for each of FGS shareholders, from one year to three years following issuance of the Restricted Shares. FGS has finalized recording Recon's corresponding interest at the local governmental agency	As consideration for increasing its affiliates' interest in FGS from 8% to 43%, the Company will (1) pay a total of RMB 10 million in cash to FGS and (2) issue 487,057 restricted ordinary shares of the Company (the "Restricted Shares") to the other shareholders of FGS within 30 days after FGS finalizes recording the Company's corresponding interest at the local governmental agency. If FGS does not reach certain performance goals, the Company has the right to cancel all of the Restricted Shares and without further payment. The Restricted Shares are also subject to lock-up period requirements that vary for each of FGS shareholders, from one year to three years following issuance of the Restricted Shares. FGS has finalized recording Recon's corresponding interest at the local governmental agency
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures | shares	487,057	487,057
Number of gas stations extending business | item			200	200
Minimum
Equity Method Investment, Ownership Percentage	8.00%	8.00%	20.00%				20.00%
Maximum
Equity Method Investment, Ownership Percentage	43.00%	43.00%	50.00%				50.00%